DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	1 year
Maximum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	83 years
Average
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	50 years
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 551	$ 496
Unwinding of discount rate	12	12
Change in rates	0	43
Acquisition	0	10
Additions	18	33
Change in estimates and other	(8)	(43)
Other provisions, ending balance	573	551
Less current portion (included in accrued liabilities)	(4)	(5)
Other non-current provisions	$ 569	$ 546
Inflation rate for preset value	1.80%	1.80%
Risk-free rate for preset value	2.30%	2.30%
Depreciation expense	$ 4	$ 4